Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2014	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Bank guarantees amount		$ 370
Royalty percentage		5.00%
Contingent obligation amout		$ 2,444
Claim amount of litigation		18
Provision amount	$ 78	6
Payments for VAT tax	274
Payments of interest	1,150
Penalty totaling of infraction	$ 1,424
Litigation, terms	14 years
Payments of an aggregate amount		13,978
Annual management fees		$ 180
Percentage of shareholders equity to consolidated assets			20.00%
Minimum shareholders equity			$ 20,000
Subsidiaries debt ratio, description		The annual EBITDA will not exceed 4 in 2010 and thereafter.
Debt ratio, description		The annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.
Administrative decision amounts		$ 158